SCHEDULE II - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
SCHEDULE II - Condensed Financial Information Of Registrant
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2014	2013	2012
Revenues
Dividends from subsidiaries	$1,000.2	$1,119.7	$782.3
Undistributed income (loss) from subsidiaries	358.3	117.5	193.1
Equity in net income of subsidiaries*	1,358.5	1,237.2	975.4
Intercompany investment income*	2.4	2.8	6.1
Gains (losses) on extinguishment of debt	(4.8)	(4.3)	(1.8)
Other income[1]	0	2.6	0
Total revenues	1,356.1	1,238.3	979.7
Expenses
Interest expense	120.2	121.2	126.3
Deferred compensation[2]	2.8	9.5	5.5
Other operating costs and expenses	4.4	4.0	3.7
Total expenses	127.4	134.7	135.5
Income before income taxes	1,228.7	1,103.6	844.2
Benefit for income taxes	(52.3)	(61.8)	(58.1)
Net income	$1,281.0	$1,165.4	$902.3
Other comprehensive income	71.4	80.7	178.5
Comprehensive income	$1,352.4	$1,246.1	$1,080.8

* Eliminated in consolidation.
[1] Represents gain on net death benefit received on life insurance policies.
[2] See Note 4 – Employee Benefit Plans in these condensed financial statements.
See notes to condensed financial statements.
CONDENSED BALANCE SHEETS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	December 31,
	2014	2013
Assets
Investment in affiliate	$5.0	$5.0
Investment in subsidiaries*	7,423.5	6,923.5
Receivable from investment subsidiary*	1,677.5	1,648.4
Intercompany receivable*	413.0	307.6
Net deferred income taxes	74.5	69.1
Other assets	123.9	141.8
Total Assets	$9,717.4	$9,095.4
Liabilities and Shareholders’ Equity
Accounts payable, accrued expenses, and other liabilities	$220.0	$154.8
Dividend payable	404.1	890.2
Debt	2,164.7	1,860.9
Total liabilities	2,788.8	2,905.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 209.8 and 201.8)	587.8	595.8
Paid-in capital	1,184.3	1,142.0
Retained earnings	4,133.4	3,500.0
Total accumulated other comprehensive income	1,023.1	951.7
Total shareholders’ equity	6,928.6	6,189.5
Total Liabilities and Shareholders’ Equity	$9,717.4	$9,095.4

*Eliminated in consolidation.
See notes to condensed financial statements.
CONDENSED STATEMENTS OF CASH FLOWS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2014	2013	2012
Cash Flows From Operating Activities:
Net income	$1,281.0	$1,165.4	$902.3
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(358.3)	(117.5)	(193.1)
Amortization of equity-based compensation	2.2	2.1	2.0
(Gains) losses on extinguishment of debt	4.8	4.3	1.8
Changes in:
Intercompany receivable	(105.4)	(11.4)	(58.6)
Accounts payable, accrued expenses, and other liabilities	18.2	19.4	0.3
Income taxes	61.1	(55.8)	21.7
Other, net	0.4	(16.3)	(9.9)
Net cash provided by operating activities	904.0	990.2	666.5
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(21.1)	(13.9)	(36.1)
Investment in affiliate	0	(4.0)	0
(Paid to) received from investment subsidiary	(29.1)	(325.5)	773.7
Net cash provided by (used in) investing activities	(50.2)	(343.4)	737.6
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	0	0	0.5
Tax benefit from exercise/vesting of equity-based compensation	12.8	10.3	5.8
Net proceeds from debt issuance	346.3	0	0
Payment of debt	0	(150.0)	(350.0)
Reacquisition of debt	(48.9)	(58.1)	(32.5)
Dividends paid to shareholders	(892.6)	(175.6)	(853.7)
Acquisition of treasury shares	(271.4)	(273.4)	(174.2)
Net cash used in financing activities	(853.8)	(646.8)	(1,404.1)
Change in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, end of year	$0	$0	$0
See notes to condensed financial statements.
NOTES TO CONDENSED FINANCIAL STATEMENTS
The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report to Shareholders of The Progressive Corporation and its subsidiaries, which is included as Exhibit 13 to this Form 10-K.
Note 1. Statements of Cash Flows — For the purpose of the Statements of Cash Flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance, investment subsidiary to meet its holding company obligations; at year-end 2014 and 2013, $1.9 billion and $1.8 billion, respectively, of marketable securities were available in this subsidiary. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2014	2013	2012
Income taxes	$515.0	$497.0	$389.1
Interest	116.0	122.3	135.0
Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with all subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. The consolidated group’s net income taxes currently payable/recoverable are included in other liabilities/assets, respectively, in the accompanying Condensed Balance Sheets based on the balance at the end of the year. The Progressive Corporation and its subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the subsidiaries under the written agreement are included in “Intercompany Receivable” in the accompanying Condensed Balance Sheets.
Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report, which is included as Exhibit 13 to this Form 10-K.
Note 4. Employee Benefit Plans — The information relating to incentive compensation plans and deferred compensation is incorporated by reference from Note 9 – Employee Benefit Plans in our Annual Report, which is included as Exhibit 13 to this Form 10-K.
Note 5. Other Comprehensive Income — On the condensed Statements of Comprehensive Income, other comprehensive income represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on securities, net unrealized gains on forecasted transactions, and foreign currency translation adjustments.
Note 6. Dividends — The information relating to our dividend policy is incorporated by reference from Note 14 – Dividends in our Annual Report, which is included as Exhibit 13 to this Form 10-K.